Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	745,191,121.13	33,524
Yield Supplement Overcollateralization Amount 07/31/25	52,702,636.78	0
Receivables Balance 07/31/25	797,893,757.91	33,524
Principal Payments	31,857,793.92	895
Defaulted Receivables	1,740,605.66	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	49,857,834.50	0
Pool Balance at 08/31/25	714,437,523.83	32,581

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.23%
Prepayment ABS Speed	1.76%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	11,086,820.36	372
Past Due 61-90 days	3,977,417.11	131
Past Due 91-120 days	643,470.31	26
Past Due 121+ days	0.00	0
Total	15,707,707.78	529

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	1,002,576.96
Aggregate Net Losses/(Gains) - August 2025	738,028.70
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.11%
Prior Net Losses/(Gains) Ratio	0.84%
Second Prior Net Losses/(Gains) Ratio	1.18%
Third Prior Net Losses/(Gains) Ratio	0.69%
Four Month Average	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	6,429,937.71
Actual Overcollateralization	6,429,937.71
Weighted Average Contract Rate	6.74%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	51.26

Flow of Funds	$ Amount
Collections	37,275,481.75
Investment Earnings on Cash Accounts	15,568.25
Servicing Fee	(664,911.46)
Transfer to Collection Account	-
Available Funds	36,626,138.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,609,789.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,886,877.21
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,429,937.71
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,324,792.28

Total Distributions of Available Funds	36,626,138.54

Servicing Fee	664,911.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	738,484,401.04
Principal Paid	30,476,814.92
Note Balance @ 09/15/25	708,007,586.12

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	94,177,854.52
Principal Paid	13,080,178.08
Note Balance @ 09/15/25	81,097,676.44
Note Factor @ 09/15/25	40.5488382%

Class A-2b
Note Balance @ 08/15/25	125,256,546.52
Principal Paid	17,396,636.84
Note Balance @ 09/15/25	107,859,909.68
Note Factor @ 09/15/25	40.5488382%

Class A-3
Note Balance @ 08/15/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	403,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-4
Note Balance @ 08/15/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	61,570,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	36,320,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	18,160,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,824,531.34
Total Principal Paid	30,476,814.92
Total Paid	33,301,346.26

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	375,141.79
Principal Paid	13,080,178.08
Total Paid to A-2a Holders	13,455,319.87

Class A-2b
SOFR Rate	4.34270%
Coupon	4.81270%
Interest Paid	519,096.88
Principal Paid	17,396,636.84
Total Paid to A-2b Holders	17,915,733.72

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3332628
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1760067
Total Distribution Amount	27.5092695

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.8757090
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.4008904
Total A-2a Distribution Amount	67.2765994

A-2b Interest Distribution Amount	1.9514920
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.4008904
Total A-2b Distribution Amount	67.3523824

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	193.16
Noteholders' Third Priority Principal Distributable Amount	595.86
Noteholders' Principal Distributable Amount	210.98

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	3,026,385.22
Investment Earnings	10,917.83
Investment Earnings Paid	(10,917.83)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22